Bridge Notes Payable - Past Due (Details Narrative) - USD ($)									12 Months Ended
	Apr. 29, 2021	Mar. 15, 2021	Feb. 15, 2021	Jan. 15, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 17, 2020	Jan. 18, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 29, 2020
Principal balance of notes payable					$ 942,200				$ 1,675,535	$ 942,200		$ 184,820
Increase in debt											$ 54,247
May 2018 Bridge Notes Payable [Member] | Settlement Agreement [Member]
Principal balance of notes payable							$ 250,000		203,147
Increase in debt							43,147
Periodic payment of debt		$ 25,000	$ 25,000	$ 25,000			$ 65,000
Payment of debt					90,000	$ 90,000
January 2019 Bridge Notes Payable [Member]
Payment of debt									100,000
Debt interest rate								6.00%
Bridge notes								$ 100,000
Debt maturity date								Jan. 18, 2020
Common stock shares issued, shares	3,000
Common stock shares issued	$ 7,500
Accrued interest					$ 25,624					25,624
Interest expenses									$ 11,835	$ 10,740